Acquisitions (Details) Share data in Billions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended				1 Months Ended							3 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	May 31, 2011 Floating Rate Senior Notes due in 2012 USD ($)	May 31, 2011 Floating Rate Senior Notes due in 2013 USD ($)	May 31, 2011 1.375% Senior Notes due in 2014 USD ($)	May 31, 2011 3.90% Senior Notes due in 2021 USD ($)	May 31, 2011 5.20% Senior Notes due in 2041 USD ($)	Dec. 31, 2012 Black Horse LLC USD ($)	May 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($) types	Dec. 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($)	Oct. 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($)	May 31, 2012 ERA Mining Machinery Limited (Siwei) Cash Consideration HKD	May 31, 2012 ERA Mining Machinery Limited (Siwei) Loan note consideration HKD	Jul. 31, 2012 Caterpillar Tohoku Ltd. USD ($)	Mar. 31, 2012 Caterpillar Tohoku Ltd. USD ($)	Oct. 31, 2011 MWM Holding GmbH USD ($)	Oct. 31, 2011 MWM Holding GmbH EUR (€)	Dec. 31, 2012 MWM Holding GmbH USD ($)	Oct. 31, 2011 MWM Holding GmbH Final USD ($)	Aug. 31, 2011 Pyroban Group Limited USD ($)	Dec. 31, 2011 Bucyrus International, Inc. USD ($)	Dec. 31, 2012 Bucyrus International, Inc. USD ($)	Dec. 31, 2011 Bucyrus International, Inc. USD ($)	Jul. 08, 2011 Bucyrus International, Inc. USD ($)	Jul. 08, 2011 Bucyrus International, Inc. Initial USD ($)	Jul. 08, 2011 Bucyrus International, Inc. Final USD ($)	May 31, 2011 Bucyrus International, Inc. Long-term debt USD ($)	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012 USD ($)	May 24, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013 USD ($)	May 24, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013	May 31, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014 USD ($)	May 24, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014	May 31, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021 USD ($)	May 24, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021	May 31, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041 USD ($)	May 24, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041	May 31, 2011 Balfour Beatty's Trackwork Business USD ($)	Aug. 31, 2010 Electro-Motive Diesel, Inc. USD ($)	Dec. 31, 2010 Electro-Motive Diesel, Inc. USD ($)	May 31, 2010 FCM Rail Ltd. USD ($)	May 31, 2012 FCM Rail Ltd. USD ($)	Oct. 31, 2010 FCM Rail Ltd. USD ($)	Mar. 31, 2010 GE Transportation's Inspection Products Business USD ($)	Mar. 31, 2010 JCS Company, Ltd. USD ($)	Jun. 30, 2010 JCS Company, Ltd. USD ($)
Acquisitions
Contribution for equity interest in joint venture											$ 70,000,000
Ownership percentage of investments in companies accounted for under the equity method (as a percent)											50.00%
Percentage of equity acquired (as a percent)												99.00%		1.00%				100.00%	100.00%	100.00%			100.00%																		100.00%	100.00%		100.00%				100.00%
Cost of acquisition paid in cash												475,000,000		7,000,000			22,000,000	59,000,000																								928,000,000		32,000,000				32,000,000
Purchase price of acquired entity												677,000,000						206,000,000	774,000,000	574,000,000			69,000,000				8,800,000,000														60,000,000	901,000,000		97,000,000			46,000,000	34,000,000
Net cash paid for acquisition												444,000,000
Cash acquired												31,000,000						18,000,000	94,000,000								200,000,000
Fair value of loan notes debt component												152,000,000
Third party debt assumed												168,000,000						77,000,000									1,600,000,000																	59,000,000
Loan and interest payable to Caterpillar												51,000,000
Restricted cash acquired												138,000,000
Fair value of noncontrolling interest												7,000,000
Trade payables to Caterpillar																		64,000,000
Purchase price of outstanding shares of common stock acquired																											7,400,000,000
Price per share of common stock acquired (in dollars per share)															0.88	1.00											$ 92
Debt issued to fund acquisition						500,000,000	750,000,000	750,000,000	1,250,000,000	1,250,000,000																				4,500,000,000	500,000,000		750,000,000		750,000,000		1,250,000,000		1,250,000,000
Basis for variable interest rate						Three-month USD LIBOR	Three-month USD LIBOR																								Three-month USD LIBOR		Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)						0.10%	0.17%																									0.10%		0.17%
Debt instrument, interest rate (as a percent)								1.375%	3.90%	5.20%																										1.375%		3.90%		5.20%
Costs related to acquisition																										373,000,000
Estimated consideration payable																		3,000,000
Final net working capital adjustment																																											27,000,000
Cost of acquisition, post-closing adjustment paid																																													5,000,000	1,000,000	1,000,000		2,000,000
Acquisition, Alternative considerations to acquiree
Number of consideration alternatives												2
Value of consideration to be paid (in HKD/share)															0.88	1.00											$ 92
Contingent consideration arrangement, minimum value (in HKD/share)																0.75
Contingent consideration arrangement, maximum value (in HKD/share)																1.15
Number of shares tendered (in billions of shares)															4.0	1.6
Assets acquired
Tangible assets acquired												598,000,000						252,000,000	535,000,000																						82,000,000	890,000,000		93,000,000			12,000,000	22,000,000
Cash												31,000,000						18,000,000	94,000,000									203,000,000	204,000,000
Restricted cash												138,000,000
Receivables												184,000,000						34,000,000	96,000,000									693,000,000	705,000,000												18,000,000	186,000,000
Prepaid expenses																												154,000,000	174,000,000
Inventory												77,000,000						26,000,000	205,000,000									2,305,000,000	2,223,000,000												12,000,000	549,000,000
Property, plant and equipment												94,000,000						157,000,000	108,000,000									692,000,000	694,000,000												52,000,000	131,000,000
Intangible assets												112,000,000						8,000,000	221,000,000				41,000,000	3,901,000,000	3,901,000,000	3,901,000,000		3,901,000,000	3,901,000,000													329,000,000		10,000,000			28,000,000	12,000,000
Finite-lived intangible assets, weighed average useful life (in years)												14 years							10 years	10 years			15 years		14 years	14 years																15 years		15 years			13 years	9 years
Goodwill			5,026,000,000									625,000,000						22,000,000	387,000,000			396,000,000	23,000,000	4,616,000,000		4,616,000,000		5,263,000,000	4,588,000,000													286,000,000		17,000,000			15,000,000	8,000,000
Other assets																												48,000,000	141,000,000
Indefinite-lived intangible assets - In-process research & development	18,000,000	18,000,000	18,000,000	18,000,000																																						18,000,000
Goodwill, amount tax deductible																		22,000,000	90,000,000								500,000,000																				8,000,000
Liabilities assumed
Total liabilities assumed												626,000,000						135,000,000	284,000,000																						22,000,000	518,000,000		82,000,000			9,000,000	8,000,000
Short-term borrowings																												24,000,000	24,000,000
Long-term debt due within one year																												16,000,000	16,000,000
Accounts payable												352,000,000						39,000,000	77,000,000									444,000,000	465,000,000												10,000,000	124,000,000
Debt assumed												168,000,000						77,000,000																										59,000,000
Accrued expenses												37,000,000																405,000,000	433,000,000												10,000,000	161,000,000
Customer advances																			43,000,000									668,000,000	668,000,000
Other current liabilities																												426,000,000	76,000,000
Long-term debt due after one year																												1,514,000,000	1,528,000,000
Noncurrent deferred income tax liabilities																												1,874,000,000	1,449,000,000
Net deferred tax liabilities												25,000,000							67,000,000																							104,000,000
Other liabilities																												434,000,000	517,000,000
Net assets acquired																							5,000,000					7,454,000,000	7,454,000,000
Adjustments to preliminary allocation of purchase price
Finite-lived intangibles decrease													82,000,000
Receivables decrease													29,000,000
Inventory decrease													17,000,000
Net liabilities increase													23,000,000
Goodwill increase (decrease)													149,000,000								9,000,000			(647,000,000)	(28,000,000)
Goodwill impairment charge	580,000,000	580,000,000	0	0									580,000,000
Goodwill	$ 6,942,000,000	$ 6,942,000,000	$ 7,080,000,000	$ 2,614,000,000	$ 2,269,000,000								$ 45,000,000